LEASE - Weighted Average Remaining Lease Term and Discount Rate (Details)	Sep. 30, 2023	Sep. 30, 2022
LEASE
Remaining Lease Term Operating Lease	2 years 3 months	3 years 3 months
Discount rate	5.50%	5.50%